SCHEDULE OF GEOGRAPHICAL INFORMATION IN NON-CURRENT ASSETS (Details) - SGD ($)	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	$ 3,846,096	$ 2,077,166
MALAYSIA
IfrsStatementLineItems [Line Items]
Total	2,764,642	1,408,589
SINGAPORE
IfrsStatementLineItems [Line Items]
Total	$ 1,081,454	$ 668,577